Lease - Summary of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Lease
Cash paid for amounts included in measurement of lease liabilities	$ 1,986	$ 1,060
Non-cash operating lease liabilities arising from obtaining operating right-of-use assets	$ 1,036	$ 1,666